LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Summary of supplemental balance sheet information related to operating lease

	As of December 31,
	2025	2024
Right-of-use assets	$108	$255

Lease liabilities current	94	141
Lease liabilities non-current	—	90
Total operating lease liabilities	$94	$231

Summary of weighted average remaining lease terms and discount rates for the operating lease

	As of December 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.00	2.00
Weighted average discount rate	11.50%	11.50%